Accrued and Other Current Liabilities (Details) - Schedule of accrued and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued And Other Current Liabilities Abstract
Accrued expenses		$ 16,638	$ 5,957
Accrued capital expenditures		16,609
Derivative liabilities		771
Payroll and related costs		7,683
Accrued interest		738	590
Contract liabilities		505	1,423
Other current liabilities	$ 3,200	3,335	300
Total	$ 63,607	$ 46,279	$ 8,270